ACQUISITIONS AND PRO FORMA RESULTS (Roll Forward of Contingent Consideration Liability for Purchase of Tarsus Medical) (Details) (Tarsus Medical, Inc., USD $) In Thousands, unless otherwise specified					0 Months Ended
	Jan. 24, 2013	Dec. 31, 2013 Cash Consideration One	Jan. 24, 2013 Cash Consideration One	Dec. 31, 2012 Cash Consideration One	Jan. 24, 2013 Selling, General and Administrative Expenses Cash Consideration One
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability	$ 1,600	$ 1,227	$ 1,600	$ 0
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability					$ (373)